Other Deductions, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Other Deductions, Net [Abstract]
Amortization of intangibles (intellectual property and customer relationships)	$ 225	$ 220	$ 241
Rationalization of operations	55	78	119
Other	113	65	91
Gains, net	0	(1)	(50)
Total	393	362	401
Loss from equity method investment	34
Research credit		(13)
Change in gain (loss) from foreign currency transactions	(20)
Dumping duties received			$ (43)